STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($)
OPERATING EXPENSES
Consulting fees - related party	[1]	$ 675	$ 900	$ 1,125
Consulting fees - Option based payments	[2]	0	0	0
Depreciation		16,673	10,586	3,045
Directors fees		11,000	14,500	11,000
Directors fees - Option based payments	[2]	0	0	0
Filing and transfer agent fees		24,715	28,225	19,849
Foreign exchange (gain)loss		9,656	(557)	(7,411)
Finance income		(990)	(1,045)	(811)
Gain on disposal of fixed asset		0	(6,491)	0
Investor relations - related party	[1]	132,000	231,000	0
Investor relations - Option based payments	[2]	221,193	545,662	0
Office and miscellaneous		11,159	16,070	12,190
Office rent		92,250	83,670	79,172
Professional fees (Note 10)	[1]	84,572	61,929	46,800
Professional fees - Option based payments	[2]	0	0	75,426
Shareholder information and promotion		20,351	52,414	22,430
Telephone		4,888	4,976	4,889
Travel		14,886	18,339	15,848
Wages and benefits		199	850	0
Loss from operations		(643,227)	(1,061,028)	(283,552)
Income tax expense (Note 12)		0	0	0
Net loss and comprehensive loss for the year		$ (643,227)	$ (1,061,028)	$ (283,552)

[1]	Note 10
[2]	Note 8 & 10